Segment and Geographic Information (Narrative) (Details) - Customer Concentration Risk - Computer Sciences GS Business	12 Months Ended
	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Revenues
Segment Reporting Information [Line Items]
Concentration percentage	91.00%	95.00%	95.00%
Accounts receivable
Segment Reporting Information [Line Items]
Concentration percentage	95.00%	95.00%